United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/14

Date of Reporting Period: Quarter ended 12/31/13

Item 1. Schedule of Investments

Federated High Income Bond Fund, Inc.
Portfolio of Investments
December 31, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.8%
		Aerospace/Defense—0.8%
$2,650,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$2,703,000
900,000		TransDigm, Inc., 5.50%, 10/15/2020	884,250
5,350,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	5,764,625
		TOTAL	9,351,875
		Automotive—4.9%
2,850,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	3,006,750
2,675,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,895,687
1,675,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	1,788,063
2,050,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	2,167,875
3,300,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	3,770,250
2,900,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	3,313,250
2,625,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	1,890,000
2,250,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	2,351,250
3,100,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	3,247,250
950,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	954,750
4,475,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	5,112,687
1,275,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	1,201,688
1,125,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	1,127,813
1,875,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,996,875
725,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	826,500
5,025,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	5,678,250
2,175,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	2,272,875
1,975,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	2,167,562
725,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	779,375
1,625,000	[1,2]	Titan Wheel International, Inc., Sr. Secd. Note, Series 144A, 6.875%, 10/1/2020	1,702,188
1,944,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	2,138,400
6,700,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	6,733,500
		TOTAL	57,122,838
		Building Materials—3.8%
1,300,000	[1,2]	Allegion US Holdings Co., Inc., 5.75%, 10/1/2021	1,358,500
425,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	428,188
2,325,000		Anixter International, Inc., 5.625%, 5/1/2019	2,455,781
950,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,030,750
1,275,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,383,375
1,650,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	1,724,250
2,025,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	2,151,562
4,000,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	4,390,000
3,350,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	3,701,750
1,700,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,884,875
5,500,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	6,118,750
690,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	748,650
3,737,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	3,998,590
2,250,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	2,368,125
3,900,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	4,095,000
3,125,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	3,156,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$2,800,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	$3,164,000
650,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	676,813
		TOTAL	44,835,209
		Chemicals—2.2%
1,100,000		Ashland, Inc., 4.75%, 8/15/2022	1,050,500
1,200,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	1,153,500
1,225,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	1,306,156
4,025,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	4,311,781
450,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	426,938
750,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	737,813
2,500,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,575,000
3,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	3,653,125
2,125,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	2,130,312
1,875,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	2,083,594
375,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	371,250
1,125,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	1,184,062
2,875,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	3,105,000
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,400,257
		TOTAL	25,489,288
		Construction Machinery—0.4%
425,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	473,344
625,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	697,656
3,375,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	3,780,000
		TOTAL	4,951,000
		Consumer Products—3.6%
5,500,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	6,008,750
1,425,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	1,489,125
750,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	778,125
1,700,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	1,725,500
3,800,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	4,085,000
1,875,000	[1,2]	First Quality Finance Co. Inc., 4.625%, 5/15/2021	1,790,625
3,218,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	3,491,530
1,525,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	1,547,876
1,100,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	1,237,500
3,725,000		ServiceMaster Co., 7.00%, 8/15/2020	3,711,031
1,750,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,715,000
700,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	595,000
3,550,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	3,638,750
4,025,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	4,352,032
1,400,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	1,415,750
3,250,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	3,168,750
1,075,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	1,155,625
		TOTAL	41,905,969
		Energy—7.6%
4,675,000		Antero Resources Corp., 6.00%, 12/1/2020	4,932,125
375,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 11/1/2021	378,984
1,725,000		Approach Resources, Inc., 7.00%, 6/15/2021	1,776,750
2,150,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	2,268,250
1,275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	1,338,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$1,700,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	$1,763,750
2,050,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	2,142,250
1,675,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,842,500
3,675,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	4,171,125
1,000,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	1,075,000
1,225,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	1,274,000
750,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	776,250
4,175,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	4,738,625
3,175,000		Chesapeake Oilfield Services Co., Sr. Note, 6.625%, 11/15/2019	3,341,687
979,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,035,293
2,000,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	2,060,000
2,100,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,168,250
950,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	1,027,188
1,025,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	1,187,719
1,742,678	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.875%, 12/15/2017	1,799,315
625,000		Energy XXI Gulf Coast Inc., 7.75%, 6/15/2019	673,438
2,600,000		Energy XXI Gulf Coast Inc., 9.25%, 12/15/2017	2,905,500
1,750,000	[1,2]	Energy XXI Gulf Coast Inc., Series 144A, 7.50%, 12/15/2021	1,833,125
1,955,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	1,913,456
775,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	776,938
475,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	475,000
2,575,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	2,735,937
350,000	[1,2]	Linn Energy LLC, Series 144A, 7.00%, 11/1/2019	355,250
375,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	384,375
3,000,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	3,255,000
400,000	[3,4]	Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	122,000
3,450,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	3,450,000
3,375,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	3,552,187
2,050,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,193,500
2,350,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,526,250
500,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	532,500
1,400,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	1,519,000
3,225,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	3,483,000
1,725,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	1,900,367
1,125,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	1,077,187
2,200,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	2,315,500
875,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	892,500
2,075,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	2,209,875
1,600,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	1,792,000
1,000,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,072,500
3,000,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	3,187,500
		TOTAL	88,231,696
		Entertainment—0.8%
3,050,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	3,324,500
375,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	372,187
350,000		Cinemark USA, Inc., 5.125%, 12/15/2022	340,375
750,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	832,500
3,325,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,100,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,185,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Entertainment—continued
$3,200,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	$3,136,000
		TOTAL	9,190,812
		Environmental—0.1%
900,000		ADS Waste Escrow, Sr. Unsecd. Note, 8.25%, 10/1/2020	981,000
		Financial Institutions—4.3%
575,000		Ally Financial, Inc., 4.75%, 9/10/2018	603,750
2,025,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	2,366,719
1,325,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	1,591,656
1,050,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,263,938
3,350,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	3,609,625
3,925,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	4,391,094
725,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	788,438
1,425,000		CIT Group, Inc., 5.00%, 5/15/2017	1,528,312
4,750,000		CIT Group, Inc., 5.25%, 3/15/2018	5,112,187
400,000		CIT Group, Inc., 5.375%, 5/15/2020	427,000
1,700,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,918,875
2,400,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,508,000
1,225,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 4.25%, 5/15/2023	1,168,344
2,000,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,913,750
2,775,000		International Lease Finance Corp., 5.875%, 8/15/2022	2,781,937
825,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	885,844
750,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	815,625
5,950,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	7,035,875
1,975,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	2,044,125
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	1,002,250
5,800,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	5,843,500
		TOTAL	49,600,844
		Food & Beverage—5.5%
5,400,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	5,670,000
2,100,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	2,021,250
1,025,000		Constellation Brands, Inc., 4.25%, 5/1/2023	958,375
1,000,000	[1,2]	Darling International, Inc., Series 144A, 5.375%, 1/15/2022	1,008,750
1,970,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	2,186,700
8,250,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	8,590,313
6,675,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	6,474,750
5,100,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	5,571,750
5,675,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	6,015,500
5,175,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/1/2021	4,916,250
2,200,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	2,332,000
3,475,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	3,700,875
400,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	420,000
400,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	411,000
1,550,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	1,825,125
11,000,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	12,058,750
		TOTAL	64,161,388
		Gaming—3.9%
2,975,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	3,198,125
2,150,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,343,500
1,000,000		Caesars Entertainment, Inc., 8.50%, 2/15/2020	965,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$2,425,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	$2,443,188
925,000	[1,2]	Churchill Downs, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	943,500
2,450,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	2,499,000
2,400,000		MGM Mirage, Inc., 7.75%, 3/15/2022	2,694,000
3,650,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	4,106,250
900,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	965,250
1,300,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	1,530,750
3,550,000	[1,2]	Mohegan Tribal Gaming Authority, Series 144A, 9.75%, 9/1/2021	3,842,875
2,350,000	[1,2]	Penn National Gaming, Inc., Series 144A, 4.875%, 11/1/2020	2,355,875
1,350,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.375%, 11/1/2023	1,333,125
1,900,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.875%, 11/1/2021	1,881,000
650,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	711,750
2,825,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 6.375%, 8/1/2021	2,902,687
2,840,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	3,131,100
3,590,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,966,950
3,175,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	3,397,250
		TOTAL	45,211,800
		Health Care—10.0%
4,725,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	4,984,875
3,750,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	3,881,250
3,600,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	3,681,000
900,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	992,250
1,175,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	1,269,000
2,925,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	2,976,187
4,176,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	4,546,620
1,825,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	1,948,188
5,875,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	6,433,125
1,650,000		HCA, Inc., 6.25%, 2/15/2021	1,730,438
1,000,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	1,035,000
2,400,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,376,000
1,750,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	1,767,500
1,000,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	1,101,250
7,350,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	8,085,000
2,150,000		Hologic, Inc., 6.25%, 8/1/2020	2,279,000
4,875,000	[1,2]	IMS Health, Inc., Series 144A, 7.375%, 9/1/2018	5,094,375
5,825,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	6,203,625
3,325,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	3,532,812
4,300,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	4,859,000
2,225,000	[1,2]	LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	2,238,906
4,275,000	[1,2]	MPH Intermediate Holding Company 2, Sr. Note, 8.375%, 8/1/2018	4,462,031
6,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	7,099,625
3,025,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	3,267,000
2,650,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	2,504,250
2,275,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	2,164,094
3,600,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	4,050,000
3,900,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	4,134,000
6,650,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	7,165,375
425,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	469,094
5,025,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	5,540,062

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$1,650,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	$1,662,375
2,900,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	3,295,125
		TOTAL	116,828,432
		Industrial - Other—3.7%
750,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	792,188
3,375,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	3,324,375
2,200,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	2,398,000
3,350,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	3,710,125
2,325,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	2,330,812
2,575,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 10/1/2022	2,536,375
4,125,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	4,393,125
2,575,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	2,761,687
1,075,000		Mastec, Inc., 4.875%, 3/15/2023	1,018,563
1,675,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	1,729,354
625,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	659,375
1,325,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	1,484,000
3,300,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	3,522,750
1,020,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	1,147,500
3,375,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,476,250
4,800,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	5,208,000
2,350,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,444,000
		TOTAL	42,936,479
		Lodging—0.4%
1,125,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,179,844
1,150,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	1,195,281
305,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	309,402
1,700,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	1,708,500
		TOTAL	4,393,027
		Media - Cable—1.9%
1,875,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	1,767,187
1,375,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	1,416,250
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	839,250
1,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	994,875
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,086,750
725,000		Charter Communications Holdings II, 7.375%, 6/1/2020	788,438
475,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	517,750
2,425,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	2,309,812
3,425,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,617,656
525,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	551,250
7,400,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	7,437,000
775,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	792,438
		TOTAL	22,118,656
		Media - Non-Cable—7.6%
1,925,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	2,175,250
1,650,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,579,875
1,225,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	1,323,000
6,050,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	6,140,750
825,000		Clear Channel Worldwide, 6.50%, 11/15/2022	840,469
825,000		Clear Channel Worldwide, 7.625%, 3/15/2020	862,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Non-Cable—continued
$2,200,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	$2,323,750
4,975,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	5,105,594
6,025,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	6,868,500
3,825,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	4,054,500
3,775,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	3,859,937
3,700,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	4,208,750
975,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	1,016,437
3,000,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	3,112,500
1,850,000		Gray Television, Inc., 7.50%, 10/1/2020	1,974,874
2,675,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	2,878,969
2,700,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	2,905,875
1,200,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,242,000
825,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	906,469
2,575,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,819,625
2,175,000	[1,2]	Intelsat Jackson Holdings S.A., GTD. Sr. Note, Series 144A, 5.50%, 8/1/2023	2,077,125
1,575,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,708,875
1,700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,882,750
1,825,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	1,742,875
1,000,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,030,000
2,075,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	2,028,312
1,075,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	1,166,375
575,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	585,063
5,100,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	5,559,000
550,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	521,125
1,925,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	1,746,937
2,300,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	2,351,750
1,650,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	1,674,750
4,525,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,706,000
3,600,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	3,915,000
		TOTAL	88,895,186
		Metals & Mining—0.3%
2,975,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	298
2,400,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
1,775,000	[1,2]	Century Aluminum Co., Sr. Secd. Note, 7.50%, 6/1/2021	1,739,500
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	427,125
1,125,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	1,189,687
		TOTAL	3,356,610
		Packaging—5.0%
4,875,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	5,362,500
1,200,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	1,218,000
1,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	2,107,875
3,475,000		Ball Corp., 4.00%, 11/15/2023	3,127,500
1,850,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	1,993,375
1,025,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	1,040,375
1,575,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,712,813
3,200,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	3,416,000
750,000		Crown Americas LLC, 4.50%, 1/15/2023	705,000
775,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	844,750
1,150,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	1,311,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$1,600,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	$1,736,000
2,375,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	2,447,734
7,175,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	7,695,187
2,800,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	2,968,000
2,300,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	2,478,250
3,450,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	3,855,375
1,400,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	1,498,000
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	848,250
5,000,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	5,125,000
475,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	513,000
5,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	5,899,500
		TOTAL	57,903,484
		Paper—0.1%
1,075,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	972,875
600,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	653,250
		TOTAL	1,626,125
		Restaurants—1.1%
4,150,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	4,627,250
5,050,000		NPC International/OPER Co., A&B Inc., Series WI, 10.50%, 1/15/2020	5,858,000
2,975,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	2,937,813
		TOTAL	13,423,063
		Retailers—5.3%
4,575,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	4,712,296
4,125,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,578,750
2,225,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	2,158,250
450,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	476,438
1,825,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	1,690,406
3,425,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	3,600,531
6,900,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	7,253,625
750,000		Limited Brands, Inc., 5.625%, 10/15/2023	765,000
700,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	719,250
4,925,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	5,368,250
4,525,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	4,728,625
1,100,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	1,155,000
2,500,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	2,631,250
4,800,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	4,920,000
4,350,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	4,687,125
4,875,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	5,027,344
2,000,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	2,250,000
950,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	992,750
2,650,000		Sally Hldgs. LLC/Sally Cap Inc., Series WI, 6.875%, 11/15/2019	2,941,500
1,275,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	1,310,062
		TOTAL	61,966,452
		Services—0.7%
1,750,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,771,875
2,850,000		Monitronics International, Inc., 9.125%, 4/1/2020	3,035,250
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	3,327,500
		TOTAL	8,134,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—13.3%
$675,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	$707,063
1,250,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	1,218,750
700,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	698,250
1,400,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	1,417,500
4,775,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	4,942,125
1,325,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	1,321,688
231,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	242,550
6,900,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	7,659,000
3,475,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	3,631,375
3,960,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	4,360,950
2,600,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	2,593,500
3,750,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	4,087,500
1,525,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	1,578,375
6,575,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	7,314,688
4,400,000		Emdeon, Inc., 11.00%, 12/31/2019	5,115,000
5,350,000		Epicor Software Corp., 8.625%, 5/1/2019	5,831,500
3,800,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	3,980,500
1,575,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	1,746,281
1,825,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	1,950,469
11,275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	12,092,437
1,300,000		Flextronics International Ltd., 4.625%, 2/15/2020	1,274,000
1,275,000		Flextronics International Ltd., 5.00%, 2/15/2023	1,201,688
1,650,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	1,881,000
2,875,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	2,918,125
1,875,000		IAC Interactive Corp., 4.75%, 12/15/2022	1,757,812
1,750,000	[1,2]	IAC Interactive Corp., 4.875%, 11/30/2018	1,798,125
4,025,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	4,296,687
3,825,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	3,901,500
3,125,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	3,441,406
625,000		Iron Mountain, Inc., 5.75%, 8/15/2024	582,813
2,200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	2,464,000
1,600,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	1,588,000
3,825,000		Lawson Software Inc., Series WI, 11.50%, 7/15/2018	4,427,437
3,525,000		Lawson Software Inc., Series WI, 9.375%, 4/1/2019	3,983,250
4,100,000		Lender Processing Services, 5.75%, 4/15/2023	4,264,000
2,050,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	2,096,125
700,000	[1,2]	NCR Corp., 5.875%, 12/15/2021	716,625
1,275,000	[1,2]	NCR Corp., 6.375%, 12/15/2023	1,308,469
1,425,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,371,563
2,000,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	1,912,500
1,525,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	1,544,062
900,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	945,000
725,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	739,500
3,800,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	3,733,500
825,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	829,125
3,000,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	2,820,000
142,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	161,170
1,075,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,191,906
1,450,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	1,526,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$650,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	$672,750
1,375,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	1,450,625
1,975,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	2,095,969
1,000,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,095,000
6,275,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	6,886,812
550,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	602,250
2,325,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	2,464,500
4,300,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	4,644,000
975,000		Verisign, Inc., 4.625%, 5/1/2023	936,000
1,375,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	1,493,594
		TOTAL	155,506,514
		Transportation—0.4%
1,000,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	1,037,500
2,150,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,327,375
1,025,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	1,067,281
		TOTAL	4,432,156
		Utility - Electric—1.2%
650,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	669,500
725,000	[1,2]	Dynegy, Inc., Series 144A, 5.875%, 6/1/2023	688,750
1,725,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	1,794,000
3,025,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	3,229,187
569,274	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	543,559
2,375,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	2,719,375
900,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	911,250
1,250,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,390,625
2,375,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	2,523,438
		TOTAL	14,469,684
		Utility - Natural Gas—3.1%
3,600,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	3,492,000
1,900,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	2,042,500
650,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	669,500
2,800,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	3,013,147
875,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,002,868
2,350,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	2,329,437
1,825,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	1,916,250
1,600,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	1,656,000
1,900,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	1,846,342
2,000,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	2,025,000
1,125,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	1,060,313
650,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	690,625
650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	637,000
850,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	777,750
1,300,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,400,750
3,200,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	3,144,000
900,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	846,000
625,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	621,094
1,575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	1,588,781
2,576,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	2,820,720
725,000	[1,2]	Tesoro Logistics LP, Sr. Note, 5.875%, 10/1/2020	744,938

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$950,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	$976,125
1,200,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,242,000
		TOTAL	36,543,140
		Wireless Communications—4.0%
2,275,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	2,201,063
450,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	483,750
8,550,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	8,902,687
600,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	612,000
650,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	659,750
275,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	287,719
4,750,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	5,052,812
50,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	52,938
75,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	78,094
1,050,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,130,063
2,150,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	2,227,937
3,950,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,742,625
7,650,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	8,395,875
4,075,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	4,920,562
2,200,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	2,370,500
1,325,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,484,000
3,825,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,748,500
		TOTAL	46,350,875
		Wireline Communications—0.8%
1,950,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	2,076,750
1,200,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	1,317,000
1,425,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	1,603,125
3,775,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	4,161,938
		TOTAL	9,158,813
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,082,285,800)	1,129,077,040
		COMMON STOCKS—0.1%
		Automotive—0.1%
20,658	[3]	General Motors Co.	844,302
9,684	[3]	Motors Liquidation Co.	311,340
		TOTAL	1,155,642
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media - Non-Cable—0.0%
47	[3,5]	Sullivan Graphics, Inc.	0
		Metals & Mining—0.0%
3,064	[3,5]	Royal Oak Ventures, Inc.	0
		Other—0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,620,319)	1,155,642
		PREFERRED STOCK—0.2%
		Financial Institutions—0.2%
3,265	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $1,009,780)	3,134,706

Principal Amount or Shares			Value
		WARRANTS—0.1%
		Automotive—0.1%
1,862	[3]	General Motors Co., Warrants	$58,021
36,931	[3]	General Motors Co., Warrants	854,214
		TOTAL WARRANTS (IDENTIFIED COST $1,790,196)	912,235
		INVESTMENT COMPANY—1.2%
14,212,632	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	14,212,632
		TOTAL INVESTMENTS—98.4% (IDENTIFIED COST $1,108,918,727)[9]	1,148,492,255
		OTHER ASSETS AND LIABILITIES - NET—1.6%[10]	18,119,532
		TOTAL NET ASSETS—100%	$1,166,611,787
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2013, these restricted securities amounted to $437,568,978, which represented 37.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2013, these liquid restricted securities amounted to $437,025,419, which represented 37.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$7,280,944	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$569,274	$543,559
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$3,283,529	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	At December 31, 2013, the cost of investments for federal tax purposes was $1,110,013,032. The net unrealized appreciation of investments for federal tax purposes was $38,479,223. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $63,993,402 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,514,179.
10	Assets, other than investments in securities, less liabilities.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,129,076,742	$298	$1,129,077,040
Equity Securities:
Common Stocks
Domestic	1,155,642	—	0	1,155,642
International	—	—	0	0
Preferred Stock
Domestic	—	3,134,706	—	3,134,706
Warrants	912,235	—	—	912,235
Investment Company	14,212,632	—	—	14,212,632
TOTAL SECURITIES	$16,280,509	$1,132,211,448	$298	$1,148,492,255
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
PIK	—Payment in Kind

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 19, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014